Debt - Additional Information (Details)	Aug. 02, 2023 USD ($) $ / shares shares	Jan. 27, 2023 USD ($)	Mar. 17, 2022 USD ($) $ / shares shares	Mar. 17, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 21, 2023 USD ($) $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Debt Instrument [Line Items]
Loan		$ 5,000,000			$ 2,500,000		$ 2,500,000
Term of facility		6 months
Interest rate of loan		20.00%
Number of common stock purchase warrant into which each warrant or right may be converted | shares			1	1
Warrant principal conversion amount			$ 1.24	$ 1.24
Warrant exercise price | $ / shares	$ 1		$ 1.24	$ 1.24	$ 1.21	$ 1.21	$ 1.35	$ 1	$ 1.4	$ 1.29	$ 1.18	$ 1.05
Class of warrant exercise period				24 months
Warrant measurement input, price per share | $ / shares	0.85
Current portion of notes payable							$ 0				$ 1,810,468
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1		$ 1.24	$ 1.24	$ 1.21	$ 1.21	$ 1.35	1	$ 1.4	$ 1.29	$ 1.18	$ 1.05
Debt costs and discounts			$ 945,000	$ 945,000
Tranche One
Debt Instrument [Line Items]
Loan		$ 2,500,000
Stock Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares							1.04
Exercise Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares							$ 1.24
Expected Term
Debt Instrument [Line Items]
Warrants, measurement input, term							2 years
Expected Dividend
Debt Instrument [Line Items]
Warrants, expected dividend							$ 0
Warrants, measurement input	0
Interest Rate (Annual)
Debt Instrument [Line Items]
Warrants, measurement input	0.0421						0.006
Volatility
Debt Instrument [Line Items]
Warrants, measurement input	0.50						1.43
Warrant
Debt Instrument [Line Items]
Debt issuance costs			$ 2,200,000	$ 2,200,000
Debentures
Debt Instrument [Line Items]
Debt instrument term				24 months
Debt instrument interest rate				15.00%
Prepayment period for principal amount of debentures				30 days
Minimum percentage premium on principal amount			10.00%	10.00%
Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Loan	$ 35,000,000
Warrant exercise price | $ / shares								$ 1
Debt instrument term	6 years
Principal amount	$ 35,500,000							$ 35,000,000
Debt instrument maturity date	Jun. 30, 2029
Debt instrument interest at fixed rate	15.00%
Upfront fees payment percentage	2.00%
Issuance of Warrants	$ 10,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1
Line of Credit Facility, Periodic Payment	35,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty Five	25,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty four	15,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty Three	5,000,000
Minimum Liquidity Of Measured At Each Quarter End	$ 5,000,000
Senior Secure Notes Due 2029 | Class A common stock
Debt Instrument [Line Items]
Number of common stock purchase warrant into which each warrant or right may be converted | shares	1
Warrant exercise price | $ / shares	$ 1
Warrant Expiration Date	Jun. 30, 2030
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1
Senior Secure Notes Due 2029 | Redeemed on or Prior to August 2, 2026
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	7.50%
Senior Secure Notes Due 2029 | Redeemed after August 2, 2026 or on or Prior to August 2, 2027
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	5.00%
Senior Secure Notes Due 2029 | Redeemed After August 2, 2027 or on or Prior to August 2, 2028
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	2.50%
Senior Secure Notes Due 2029 | Redeemed After August 2, 2028
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	0.00%
Senior Secure Notes Due 2029 | Stock Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares	$ 0.85
Senior Secure Notes Due 2029 | Exercise Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares	$ 1
Senior Secure Notes Due 2029 | Expected Term
Debt Instrument [Line Items]
Warrants, measurement input, term	6 years 10 months 28 days
Senior Secure Notes Due 2029 | Expected Dividend
Debt Instrument [Line Items]
Warrants, expected dividend	$ 0
Senior Secure Notes Due 2029 | Interest Rate (Annual)
Debt Instrument [Line Items]
Warrants, measurement input	0.0421
Senior Secure Notes Due 2029 | Volatility
Debt Instrument [Line Items]
Warrants, measurement input	0.50
Senior Secure Notes Due 2029 | Warrant
Debt Instrument [Line Items]
Debt issuance costs	$ 3,800,000
Subscription Agreement
Debt Instrument [Line Items]
Proceeds from issuance of securities			$ 6,000,000
Debt issuance costs	6,755,770		$ 2,205,113	$ 2,205,113			$ 945,217
Principal amount	$ 35,000,000
Maximum
Debt Instrument [Line Items]
Proceeds from issuance of warrant exercise				$ 6,000,000